Share Capital, Premium and Other Reserves - Summary of Shares Authorized, Fully Paid and Allocated (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
In issue at start of period	373,697	373,652
February subdivision (220:1)	81,839,643
Issued for cash	104,200	45
Merger subdivision at the LMDX conversion factor (1.60806264:1)	78,446,580
Shares issued upon conversion of financial instruments	46,797,960
In issue at December - fully paid and allocated	207,562,080	373,697
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issued in other transactions	5,307,607
Merger subdivision at the LMDX conversion factor (1.60806264:1)	4,796,852
Shares issued upon conversion of financial instruments	35,137,307
In issue at December - fully paid and allocated	45,241,766